CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING - Narrative (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SOFR 4.85%
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Accrued interest fixed and variable rates	3.90%
Debt instrument term of basis spread on variable rate	4.85%
SOFR 6.66%
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Accrued interest fixed and variable rates	6.66%
Debt instrument term of basis spread on variable rate	9.30%
SOFR 7.02%
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Accrued interest fixed and variable rates		0.50%
Debt instrument term of basis spread on variable rate		7.02%
SOFR 7.24%
Disclosure of Cash Collateral, Reverse Repurchase Agreements And Securities Borrowings And Payables From Repurchase Agreements And Security Lendings [Line Items]
Accrued interest fixed and variable rates		9.50%
Debt instrument term of basis spread on variable rate		7.24%